S-K 1602(c) Dilution	Jun. 30, 2026 USD ($) $ / shares shares
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Without Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.13
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.13
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.87
Net Tangible Book Value	$ (37,680)
Net Tangible Book Value, Proceeds from Offering	301,000,000
Net Tangible Book Value, Adjusted	$ 287,733,985
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	40,350,000
Without Over-Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (13,000,000)
Without Over-Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (269,300)
Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.48
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.48
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.52
Net Tangible Book Value	$ (37,680)
Net Tangible Book Value, Proceeds from Offering	301,000,000
Net Tangible Book Value, Adjusted	$ 212,733,985
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	328,520,000
Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (13,000,000)
Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (269,300)
Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.43
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.43
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.57
Net Tangible Book Value	$ (37,680)
Net Tangible Book Value, Proceeds from Offering	301,000,000
Net Tangible Book Value, Adjusted	$ 137,733,985
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	25,350,000
Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (13,000,000)
Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (269,300)
Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.51
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.51
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.49
Net Tangible Book Value	$ (37,680)
Net Tangible Book Value, Proceeds from Offering	301,000,000
Net Tangible Book Value, Adjusted	$ 62,733,985
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	17,850,000
Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (13,000,000)
Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (269,300)
Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(1.19)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.19)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 11.19
Net Tangible Book Value	$ (37,680)
Net Tangible Book Value, Proceeds from Offering	301,000,000
Net Tangible Book Value, Adjusted	$ (12,266,015)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	10,350,000
Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (13,000,000)
Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (269,300)
With Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.15
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.15
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.85
Net Tangible Book Value	$ (37,680)
Net Tangible Book Value, Proceeds from Offering	346,000,000
Net Tangible Book Value, Adjusted	$ 331,428,285
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	46,350,000
With Over-Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (14,575,000)
With Over-Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.5
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.5
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.5
Net Tangible Book Value	$ (37,680)
Net Tangible Book Value, Proceeds from Offering	346,000,000
Net Tangible Book Value, Adjusted	$ 245,178,285
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	37,725,000
With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (14,575,000)
With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	5.46
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	5.46
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 4.54
Net Tangible Book Value	$ (37,680)
Net Tangible Book Value, Proceeds from Offering	346,000,000
Net Tangible Book Value, Adjusted	$ 158,928,285
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	291,000,000
With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (14,575,000)
With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	3.55
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	3.55
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 6.45
Net Tangible Book Value	$ (37,680)
Net Tangible Book Value, Proceeds from Offering	346,000,000
Net Tangible Book Value, Adjusted	$ 72,678,285
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	20,475,000
With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (14,575,000)
With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Pre-transaction, Per Share (in Dollars per share) | $ / shares
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(1.15)
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.15)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 11.15
Net Tangible Book Value	$ (37,680)
Net Tangible Book Value, Proceeds from Offering	346,000,000
Net Tangible Book Value, Adjusted	$ (13,571,715)
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	11,500,000
Number of Shares Used to Determine Net Tangible Book Value per Share, Adjusted (in Shares) | shares	11,850,000
With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (14,575,000)
With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	40,965
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	40,965
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	40,965
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	40,965
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	40,965
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	40,965
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	40,965
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	40,965
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	40,965
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	40,965
Amounts paid for redemptions [Member] | Without Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(75,000,000)
Amounts paid for redemptions [Member] | Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(150,000,000)
Amounts paid for redemptions [Member] | Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(225,000,000)
Amounts paid for redemptions [Member] | Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(300,000,000)
Amounts paid for redemptions [Member] | With Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(86,250,000)
Amounts paid for redemptions [Member] | With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(172,500,000)
Amounts paid for redemptions [Member] | With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	(258,750,000)
Amounts paid for redemptions [Member] | With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Net Tangible Book Value, Adjusted	$ (345,000,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(1,500,000)
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered [Member] | Without Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	30,000,000
Ordinary shares offered [Member] | Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	30,000,000
Ordinary shares offered [Member] | Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	30,000,000
Ordinary shares offered [Member] | Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	30,000,000
Ordinary shares offered [Member] | Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	30,000,000
Ordinary shares offered [Member] | With Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	34,500,000
Ordinary shares offered [Member] | With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	34,500,000
Ordinary shares offered [Member] | With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	34,500,000
Ordinary shares offered [Member] | With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	34,500,000
Ordinary shares offered [Member] | With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	34,500,000
Private Placement Shares [Member] | Without Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | With Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Private Placement Shares [Member] | With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	350,000
Ordinary shares redeemed [Member] | Without Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | Without Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,500,000)
Ordinary shares redeemed [Member] | Without Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(15,000,000)
Ordinary shares redeemed [Member] | Without Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(2,250,000)
Ordinary shares redeemed [Member] | Without Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(30,000,000)
Ordinary shares redeemed [Member] | With Over-Allotment [Member] | No Redemption [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares redeemed [Member] | With Over-Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(8,625,000)
Ordinary shares redeemed [Member] | With Over-Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(17,250,000)
Ordinary shares redeemed [Member] | With Over-Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(25,875,000)
Ordinary shares redeemed [Member] | With Over-Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Number of Shares Used [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(34,500,000)